CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales (including special charges of $29.6 in 2011)	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Operating expenses
Cost of sales (including special charges of $8.9 in 2011 and $12.6 in 2009)		966.5	877.9	860.8	770.4	783.7	763.4	750.0	716.7	3,475.6	3,013.8	2,978.0
Selling, general and administrative expenses		651.6	595.3	609.6	581.6	579.7	558.5	565.3	558.1	2,438.1	2,261.6	2,174.2
Special (gains) and charges		63.0	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131.0	7.5	67.1
Operating income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Interest expense, net (including special charges of $1.5 in 2011)		34.4	13.2	13.1	13.5	14.2	14.9	15.0	15.0	74.2	59.1	61.2
Income before income taxes		129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Provision for income taxes		41.0	71.9	59.0	44.4	57.8	55.9	59.8	43.1	216.3	216.6	201.4
Net income including noncontrolling interest		88.8	154.5	126.2	93.8	131.6	174.3	129.5	95.7	463.3	531.1	418.7
Less: Net income attributable to noncontrolling interest		0.1	0.2	0.3	0.2	0.3	0.1	0.2	0.2	0.8	0.8	1.4
Net income attributable to Ecolab		$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 131.3	$ 174.2	$ 129.3	$ 95.5	$ 462.5	$ 530.3	$ 417.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)		$ 0.35	$ 0.67	$ 0.54	$ 0.40	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)		$ 0.34	$ 0.65	$ 0.53	$ 0.40	$ 0.56	$ 0.74	$ 0.54	$ 0.40	$ 1.91	$ 2.23	$ 1.74
Dividends declared per common share (in dollars per share)										$ 0.7250	$ 0.6400	$ 0.5750
Weighted-average common shares outstanding
Basic (in shares)		252.2	231.9	231.6	232.0	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Diluted (in shares)		257.5	236.1	236.1	235.9	236.4	237.0	237.4	239.0	242.1	237.6	239.9